THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JULY 9, 2010 TO THE
                               PROSPECTUS FOR THE

FIFTH THIRD ALL CAP VALUE FUND               FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND FIFTH THIRD QUALITY GROWTH FUND
FIFTH THIRD DIVIDEND GROWTH FUND             FIFTH THIRD SHORT TERM BOND FUND
FIFTH THIRD EQUITY INDEX FUND                FIFTH THIRD SMALL CAP GROWTH FUND
FIFTH THIRD HIGH YIELD BOND FUND             FIFTH THIRD SMALL CAP VALUE FUND
FIFTH THIRD INTERNATIONAL EQUITY FUND        FIFTH THIRD STRATEGIC INCOME FUND
FIFTH THIRD MICRO CAP VALUE FUND             FIFTH THIRD TOTAL RETURN BOND FUND
FIFTH THIRD MID CAP GROWTH FUND

                              INSTITUTIONAL SHARES
                             DATED NOVEMBER 27, 2009

1. Effective immediately, the section "Fund Management - Portfolio Managers", beginning on page 47 of the Prospectus, is hereby amended to reflect the following portfolio manager change:

         Mr. David R. Luebke and Ms. Jill A. Thompson no longer serve as the portfolio managers of the FIFTH THIRD SMALL CAP GROWTH FUND. References to Mr. Luebke and Ms. Thompson in the Prospectus are hereby deleted in their entirety.

2. On May 27, 2010, the second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks - Fifth Third Prime Money Market Fund - Principal Investment Strategies" on page 32 of the Prospectus was deleted in its entirety and replaced with the following:

         All of the Fund's investments are expected to mature in the short term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

3. On May 27, 2010, the first sentence of the second paragraph of the section entitled "Objectives, Strategies and Risks - Fifth Third Prime Money Market Fund - Principal Investment Strategies" on page 32 of the Prospectus was deleted in its entirety and replaced with the following:

         The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

4. On May 27, 2010, the first sentence of the third paragraph of the section entitled "Objectives, Strategies and Risks - Fifth Third Prime Money Market Fund - Principal Investment Strategies" on page 32 of the Prospectus was deleted in its entirety and replaced with the following:

         The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

5. On April 1, 2010, the biographies of the portfolio managers listed below in the section "Fund Management - Portfolio Managers" beginning on page 47 of the Prospectus were deleted in their entirety and replaced with the following:

         Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005. Mr. Billeadeau currently serves as the Director of Small Cap Growth Strategies. He joined FTAM in 2003 and has 23 years of investment experience. Prior to joining FTAM, he joined Investment Advisers, Inc. and became a principal of Paladin Investment Associates upon its launch on December 1, 2000. Prior to that, he held positions with Bank of America Investment Management and American Express Financial Advisors, and served as the Director and Senior Portfolio Manager responsible for the Small [and Mid] Cap Growth strategies at Trade Street Investment Associates, Inc. Mr. Billeadeau currently serves on the Board of Directors at FactSet Research Systems and chairs the Audit Committee there, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with a B.S. in Economics and is a CFA charterholder.

         Jon Fisher has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since September 2007 and the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Fisher is a Portfolio Manager on the Large Cap Growth Strategies team, helping to manage the Active Core, All Cap Core and Active Growth products. He joined FTAM in 2003 and has 19 years of investment experience. Prior to joining Fifth Third Bancorp in 2000, he worked at PNC as a Portfolio Manager and Equity Analyst and subsequently worked at Dain Bosworth as an Equity Analyst. He has also served as President of the Cincinnati Society of Financial Analysts and has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers. Mr. Fisher graduated from the University of Iowa with a B.S. in Business Administration, majoring in Finance, and went on to earn an M.B.A. from the University of Chicago. He is also a CFA charterholder.

         Martin E. Hargrave has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. Mr. Hargrave is a Portfolio Manager on the Small Cap Growth Strategies team. He joined FTAM in 2003 and has 18 years of investment experience. Prior to joining
         FTAM, he was employed with Investment Advisers, Inc. in 1996 as an Institutional Client Service Representative and in 2000, joined the Small [and Mid] Cap Growth Team as a Portfolio Manager. Prior to that, he worked at Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. Mr. Hargrave graduated with a B.S. from the University of Southern California, with an M.B.A. from the Anderson School at the University of California, Los Angeles, and is a CFA charterholder.

         E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003 and the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Wirtz joined FTAM as the President and Chief Investment Officer and Fifth

         Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

6. On January 29, 2010, the second paragraph of the section entitled "Shareholder Information - Purchasing and Adding to Your Shares" on page 53 of the Prospectus was deleted in its entirety and replaced with the following:

         Institutional shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Institutional shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional shares are also offered to private and institutional clients of, or referred by, the Advisor, Fort Washington, and their affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JULY 9, 2010 TO THE
                               PROSPECTUS FOR THE

FIFTH THIRD ALL CAP VALUE FUND               FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND FIFTH THIRD QUALITY GROWTH FUND
FIFTH THIRD DIVIDEND GROWTH FUND             FIFTH THIRD SHORT TERM BOND FUND
FIFTH THIRD EQUITY INDEX FUND                FIFTH THIRD SMALL CAP GROWTH FUND
FIFTH THIRD HIGH YIELD BOND FUND             FIFTH THIRD SMALL CAP VALUE FUND
FIFTH THIRD INTERNATIONAL EQUITY FUND        FIFTH THIRD STRATEGIC INCOME FUND
FIFTH THIRD MICRO CAP VALUE FUND             FIFTH THIRD TOTAL RETURN BOND FUND
FIFTH THIRD MID CAP GROWTH FUND

                       CLASS A, CLASS B AND CLASS C SHARES
                             DATED NOVEMBER 27, 2009

1. Effective immediately, the section "Fund Management - Portfolio Managers", beginning on page 55 of the Prospectus, is hereby amended to reflect the following portfolio manager change:

         Mr. David R. Luebke and Ms. Jill A. Thompson no longer serve as the portfolio managers of the FIFTH THIRD SMALL CAP GROWTH FUND. References to Mr. Luebke and Ms. Thompson in the Prospectus are hereby deleted in their entirety.

2. On May 27, 2010, the second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks - Fifth Third Prime Money Market Fund - Principal Investment Strategies" on page 32 of the Prospectus was deleted in its entirety and replaced with the following:

         All of the Fund's investments are expected to mature in the short term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

3. On May 27, 2010, the first sentence of the second paragraph of the section entitled "Objectives, Strategies and Risks - Fifth Third Prime Money Market Fund - Principal Investment Strategies" on page 32 of the Prospectus was deleted in its entirety and replaced with the following:

         The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

4. On May 27, 2010, the first sentence of the third paragraph of the section entitled "Objectives, Strategies and Risks - Fifth Third Prime Money Market Fund - Principal Investment Strategies" on page 32 of the Prospectus was deleted in its entirety and replaced with the following:

         The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

5. On April 1, 2010, the biographies of the portfolio managers listed below in the section "Fund Management - Portfolio Managers" beginning on page 55 of the Prospectus were deleted in their entirety and replaced with the following:

         Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005. Mr. Billeadeau currently serves as the Director of Small Cap Growth Strategies. He joined FTAM in 2003 and has 23 years of investment experience. Prior to joining FTAM, he joined Investment Advisers, Inc. and became a principal of Paladin Investment Associates upon its launch on December 1, 2000. Prior to that, he held positions with Bank of America Investment Management and American Express Financial Advisors, and served as the Director and Senior Portfolio Manager responsible for the Small [and Mid] Cap Growth strategies at Trade Street Investment Associates, Inc. Mr. Billeadeau currently serves on the Board of Directors at FactSet Research Systems and chairs the Audit Committee there, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with a B.S. in Economics and is a CFA charterholder.

         Jon Fisher has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since September 2007 and the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Fisher is a Portfolio Manager on the Large Cap Growth Strategies team, helping to manage the Active Core, All Cap Core and Active Growth products. He joined FTAM in 2003 and has 19 years of investment experience. Prior to joining Fifth Third Bancorp in 2000, he worked at PNC as a Portfolio Manager and Equity Analyst and subsequently worked at Dain Bosworth as an Equity Analyst. He has also served as President of the Cincinnati Society of Financial Analysts and has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers. Mr. Fisher graduated from the University of Iowa with a B.S. in Business Administration, majoring in Finance, and went on to earn an M.B.A. from the University of Chicago. He is also a CFA charterholder.

         Martin E. Hargrave has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. Mr. Hargrave is a Portfolio Manager on the Small Cap Growth Strategies team. He joined FTAM in
         2003 and has 18 years of investment experience. Prior to joining FTAM, he was employed with Investment Advisers, Inc. in 1996 as an Institutional Client Service Representative and in 2000, joined the Small [and Mid] Cap Growth Team as a Portfolio Manager. Prior to that, he worked at Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. Mr. Hargrave graduated with a B.S. from the University of Southern California, with an M.B.A. from the Anderson School at the University of California, Los Angeles, and is a CFA charterholder.

         E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003 and the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Wirtz joined FTAM as the President and Chief Investment Officer and Fifth

         Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JULY 9, 2010 TO THE
                               PROSPECTUS FOR THE
                   FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND
                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 27, 2009

1.  Reopening of Fund

         Effective July 12, 2010, the Fund is no longer closed to new purchases.

2. Effective immediately, the fifth paragraph of the section entitled "Overview" on page 1 of the prospectus is deleted in its entirety and replaced with the following:

         As described in this prospectus, the Fund may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. A partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19) (the "Disputed Amount"). Subsequently, the Fund filed a motion for summary judgment with the U.S. Bankruptcy Court for the Southern District of New York (the "Court") seeking an order that the Fund is entitled to the Disputed Amount and the Liquidation Trustee filed a motion to strike the Fund's summary judgment motion and to uphold the Liquidation Trustee's determination that the Fund is not entitled to the Disputed Amount.

         On June 1, 2010, the Court granted the Liquidation Trustee's motion to uphold the Liquidation Trustee's determination regarding the Disputed Amount and expunged the Fund's objection to that determination. On June 28, 2010, the Fund filed a notice of appeal. It is unclear whether the Fund will obtain a favorable outcome with respect to this matter.

         Given the above circumstances, the Fund's per-share net asset value continues to reflect a negative outcome.

3. On January 29, 2010, the second paragraph of the section entitled "Shareholder Information - Purchasing and Adding to Your Shares" on page 16 of the Prospectus was deleted in its entirety and replaced with the following:

         Institutional shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Institutional shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional shares are also offered to private and institutional clients of, or referred by, the Advisor and its affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JULY 9, 2010 TO THE
                               PROSPECTUS FOR THE
                   FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND
                       CLASS A, CLASS B AND CLASS C SHARES

                             DATED NOVEMBER 27, 2009

1.  Reopening of Fund

         Effective July 12, 2010, the Fund is no longer closed to new purchases.

2. Effective immediately, the fifth paragraph of the section entitled "Overview" on page 1 of the prospectus is deleted in its entirety and replaced with the following:

         As described in this prospectus, the Fund may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. A partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19) (the "Disputed Amount"). Subsequently, the Fund filed a motion for summary judgment with the U.S. Bankruptcy Court for the Southern District of New York (the "Court") seeking an order that the Fund is entitled to the Disputed Amount and the Liquidation Trustee filed a motion to strike the Fund's summary judgment motion and to uphold the Liquidation Trustee's determination that the Fund is not entitled to the Disputed Amount.

         On June 1, 2010, the Court granted the Liquidation Trustee's motion to uphold the Liquidation Trustee's determination regarding the Disputed Amount and expunged the Fund's objection to that determination. On June 28, 2010, the Fund filed a notice of appeal. It is unclear whether the Fund will obtain a favorable outcome with respect to this matter.

         Given the above circumstances, the Fund's per-share net asset value continues to reflect a negative outcome.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JULY 9, 2010 TO THE
                       PROSPECTUS FOR THE LIFEMODEL FUNDS

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM), FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM), FIFTH THIRD LIFEMODEL MODERATE FUND(SM), FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM), AND FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM).

                       CLASS A, CLASS B AND CLASS C SHARES
                             DATED NOVEMBER 27, 2009

1. Effective immediately, the first paragraph of the section entitled "Special Information about the Structured Large Cap Plus Fund" on page 3 of the prospectus is deleted in its entirety and replaced with the following:

         As described below, the Fifth Third Structured Large Cap Plus Fund
         (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the SLCP Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the SLCP Fund. A partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the SLCP Fund established an escrow account at the SLCP Fund's custodian bank with respect to the amount in dispute ($18,179,102.19) (the "Disputed Amount"). Subsequently, the SLCP Fund filed a motion for summary judgment with the U.S. Bankruptcy Court for the Southern District of New York (the "Court") seeking an order that the SLCP Fund is entitled to the Disputed Amount and the Liquidation Trustee filed a motion to strike the SLCP Fund's summary judgment motion and to uphold the Liquidation Trustee's determination that the SLCP Fund is not entitled to the Disputed Amount.

         On June 1, 2010, the Court granted the Liquidation Trustee's motion to uphold the Liquidation Trustee's determination regarding the Disputed Amount and expunged the SLCP Fund's objection to that determination. On June 28, 2010, the SLCP Fund filed a notice of appeal. It is unclear whether the SLCP Fund will obtain a favorable outcome with respect to this matter.

         Given the above circumstances, the SLCP Fund's per-share net asset value continues to reflect a negative outcome.

2. On May 27, 2010, the second and third sentence of the second paragraph in the section entitled "Additional Information About the Funds' and Underlying Funds' Investments-Principal Investment Strategies-Underlying Funds-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 31 of the Prospectus were deleted in their entirety and replaced with the following:

         All of the Institutional Money Market Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

3. On May 27, 2010, the first sentence of the third paragraph of the section entitled "Additional Information About the Funds' and Underlying Funds' Investments-Principal Investment Strategies-Underlying Funds-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 31 of the Prospectus was deleted in its entirety and replaced with the following:

         The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

4. On May 27, 2010, the first sentence of the fourth paragraph of the section entitled "Additional Information About the Funds' and Underlying Funds' Investments-Principal Investment Strategies-Underlying Funds-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 32 of the Prospectus was deleted in its entirety and replaced with the following:

         The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

5. On April 1, 2010, the biographies of the portfolio managers listed below in the section "Fund Management-Portfolio Managers" beginning on page 45 of the Prospectus were deleted in their entirety and replaced with the following:

         Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005 and of the FIFTH THIRD LIFEMODEL FUNDS(SM) since September 2007. Mr. Billeadeau currently serves as the Director of Small Cap Growth Strategies. He joined FTAM in 2003 and has 23 years of investment experience. Prior to joining FTAM, he joined Investment Advisers, Inc. and became a principal of Paladin Investment Associates upon its launch on December 1, 2000. Prior to that, he held positions with Bank of America Investment Management and American Express Financial Advisors, and served as the Director and Senior Portfolio Manager responsible for the Small [and Mid] Cap Growth strategies at Trade Street Investment Associates, Inc. Mr. Billeadeau currently serves on the Board of Directors at FactSet Research Systems and chairs the Audit Committee there, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with a B.S. in Economics and is a CFA charterholder.

         E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, the FIFTH THIRD LIFEMODEL FUNDS(SM) since August 2006 and of the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Wirtz joined FTAM as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

6. On December 28, 2009, the chart under the heading "Fifth Third LifeModel Moderate Fund(SM)-LifeModel Moderate Target Neutral Style Class Index Blend" on page 10 of the Prospectus was deleted in its entirety and replaced with the following:

         LIFEMODEL MODERATE TARGET NEUTRAL STYLE
         CLASS INDEX BLEND

            Small Cap Growth Index(1)....................................   2.5%
            Small Cap Value Index(2).....................................   2.5%
            International Index(3).......................................  10.0%
            Mid Cap Growth Index(4)......................................   5.0%
            Mid Cap Value Index(5).......................................   5.0%
            Large Cap Growth Index(6)....................................   8.5%
            Large Cap Value Index(7).....................................   8.5%
            Large Cap Core Index(8)......................................   8.0%
            High Yield Bond Index(9).....................................   2.5%
            Total Return Bond Index(10)..................................  35.0%
            Short Term Bond Index(11)....................................  12.5%

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JULY 9, 2010 TO THE
                       PROSPECTUS FOR THE LIFEMODEL FUNDS

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM), FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM), FIFTH THIRD LIFEMODEL MODERATE FUND(SM), FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM), AND FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)

                              INSTITUTIONAL SHARES
                             DATED NOVEMBER 27, 2009

1. Effective immediately, the first paragraph of the section entitled "Special Information about the Structured Large Cap Plus Fund" on page 3 of the prospectus is deleted in its entirety and replaced with the following:

         As described below, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the SLCP Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the SLCP Fund. A partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the SLCP Fund established an escrow account at the SLCP Fund's custodian bank with respect to the amount in dispute ($18,179,102.19) (the "Disputed Amount"). Subsequently, the SLCP Fund filed a motion for summary judgment with the U.S. Bankruptcy Court for the Southern District of New York (the "Court") seeking an order that the SLCP Fund is entitled to the Disputed Amount and the Liquidation Trustee filed a motion to strike the SLCP Fund's summary judgment motion and to uphold the Liquidation Trustee's determination that the SLCP Fund is not entitled to the Disputed Amount.

         On June 1, 2010, the Court granted the Liquidation Trustee's motion to uphold the Liquidation Trustee's determination regarding the Disputed Amount and expunged the SLCP Fund's objection to that determination. On June 28, 2010, the SLCP Fund filed a notice of appeal. It is unclear whether the SLCP Fund will obtain a favorable outcome with respect to this matter.

         Given the above circumstances, the SLCP Fund's per-share net asset value continues to reflect a negative outcome.

2. On May 27, 2010, the second and third sentence of the second paragraph in the section entitled "Additional Information About the Funds' and Underlying Funds' Investments - Principal Investment Strategies - Underlying Funds - Fifth Third Institutional Money Market Fund - Principal Investment Strategies" on page 30 of the Prospectus were deleted in their entirety and replaced with the following:

         All of the Institutional Money Market Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

3. On May 27, 2010, the first sentence of the third paragraph of the section entitled "Additional Information About the Funds' and Underlying Funds' Investments - Principal Investment Strategies - Underlying Funds - Fifth Third Institutional Money Market Fund - Principal Investment Strategies" on page 30 of the Prospectus was deleted in its entirety and replaced with the following:

         The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

4. On May 27, 2010, the first sentence of the fourth paragraph of the section entitled "Additional Information About the Funds' and Underlying Funds' Investments - Principal Investment Strategies - Underlying Funds - Fifth Third Institutional Money Market Fund - Principal Investment Strategies" on page 30 of the Prospectus was deleted in its entirety and replaced with the following:

         The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

5. On April 1, 2010, the biographies of the portfolio managers listed below in the section "Fund Management-Portfolio Managers" beginning on page 43 of the Prospectus were deleted in their entirety and replaced with the following as:

         Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005 and of the FIFTH THIRD LIFEMODEL FUNDS(SM) since September 2007. Mr. Billeadeau currently serves as the Director of Small Cap Growth Strategies. He joined FTAM in 2003 and has 23 years of investment experience. Prior to joining FTAM, he joined Investment Advisers, Inc. and became a principal of Paladin Investment Associates upon its launch on December 1, 2000. Prior to that, he held positions with Bank of America Investment Management and American Express Financial Advisors, and served as the Director and Senior Portfolio Manager responsible for the Small [and Mid] Cap Growth strategies at Trade Street Investment Associates, Inc. Mr. Billeadeau currently serves on the Board of Directors at FactSet Research Systems and chairs the Audit Committee there, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with a B.S. in Economics and is a CFA charterholder.

         E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, the FIFTH THIRD LIFEMODEL FUNDS(SM) since August 2006 and of the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Wirtz joined FTAM as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

6. On January 29, 2010, the second paragraph of the section entitled "Shareholder Information - Purchasing and Adding to Your Shares" on page 53 of the Prospectus was deleted in its entirety and replaced with the following:

         Institutional shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Institutional shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional shares are also offered to private and institutional clients of, or referred by, the Advisor and its affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

7. On December 28, 2009, the chart under the heading "Fifth Third LifeModel Moderate Fund(SM) - LifeModel Moderate Target Neutral Style Class Index Blend" on page 10 of the Prospectus was deleted in its entirety and replaced with the following:

         LIFEMODEL MODERATE TARGET NEUTRAL STYLE
         CLASS INDEX BLEND

            Small Cap Growth Index(1)....................................   2.5%
            Small Cap Value Index(2).....................................   2.5%
            International Index(3).......................................  10.0%
            Mid Cap Growth Index(4)......................................   5.0%
            Mid Cap Value Index(5).......................................   5.0%
            Large Cap Growth Index(6)....................................   8.5%
            Large Cap Value Index(7).....................................   8.5%
            Large Cap Core Index(8)......................................   8.0%
            High Yield Bond Index(9).....................................   2.5%
            Total Return Bond Index(10)..................................  35.0%
            Short Term Bond Index(11)....................................  12.5%

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE